Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 10, 2020
Registrant Name	Allianz Funds Multi-Strategy Trust
Entity Central Index Key	0001423227
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 10, 2020
Document Effective Date	Feb. 10, 2020
Prospectus Date	Feb. 01, 2020
AllianzGI Green Bond Fund | Institutional Class
Prospectus:
Trading Symbol	ABGTX
AllianzGI Green Bond Fund | Class A
Prospectus:
Trading Symbol	AGBFX
AllianzGI Green Bond Fund | Class P
Prospectus:
Trading Symbol	AGBPX